S000004314 [Member] Expense Example - iShares S&P Small-Cap 600 Growth ETF - iShares S&P Small-Cap 600 Growth ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230